Submission	Sep. 21, 2026
Submission [Line Items]
Central Index Key	0001137774
Registrant Name	PRUDENTIAL FINANCIAL INC
Registration File Number	333-277590
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES